Stock Options	3 Months Ended
Mar. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options

Note 5 - Stock Options

The Company has a share-based compensation plan, which is described below. The compensation cost that has been charged against income for this plan was $18,640 for the three months ended March 31, 2018.

The Company’s 2017 Equity Incentive Plan (the “Plan”), which is stockholder approved, permits the grant of stock options, stock appreciation rights, restricted stock, or restricted stock units to officers, employees, directors, consultants, agents, and independent contractors of the Company for up to 1,000,000 shares of Class A common stock. The Company believes that such awards better align the interests of its employees, directors, and consultants with those of its stockholders. Option awards are generally granted with an exercise price equal to the market price of the Company’s stock at the date of grant; those option awards generally vest based on two years of continuous service and generally have ten-year contractual terms. Certain option awards provide for accelerated vesting (as defined in the Plan).

The fair value of each option award is estimated on the date of grant using a Black-Scholes option valuation model that uses the weighted-average assumptions noted in the following table. Expected volatilities are based on historical volatility of comparable companies. The Company uses historical data to estimate option exercise within the valuation model. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

When calculating the amount of annual compensation expense, the Company has elected not to estimate forfeitures and instead accounts for forfeitures as they occur.

A summary of option activity under the Plan for the period ended March 31, 2018 is presented below:

Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Total Shares

Outstanding at December 31, 2017	-	$-		-
Granted	883,334	1.50	1.99	883,334
Outstanding at March 31, 2018	883,334	-		883,334